SEGMENT INFORMATION (Schedule of Revenues by Geographic Area) (Details) - Reportable Geographical Components [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PRC [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	$ 368,475	$ 289,976	$ 143,195
Overseas [Member]
Segment Reporting Information [Line Items]
Revenues	[1]	$ 38,216	$ 42,348	$ 53,507

[1]	Revenue by region is based on whether the revenue is generated from the market.